Summarized Financial Information of Citizens Holding Company - Summarized Income Statement Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income
Other income		$ 2,673	$ 2,015	$ 1,148
Total other income		10,460	9,748	8,600
Other expense		8,590	7,430	7,404
Income tax benefit		1,752	1,354	828
Net income		6,931	5,902	6,673
Citizens Holding Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest income	[1]	2	2	2
Other income
Dividends from bank subsidiary	[1]	6,099	11,242	3,990
Equity in undistributed earnings gain (loss) of bank subsidiary	[1]	1,260	(4,965)	3,022
Other income
Total other income		7,359	6,277	7,012
Other expense		524	462	446
Income before income taxes		6,835	5,817	6,568
Income tax benefit		(96)	(85)	(105)
Net income		$ 6,931	$ 5,902	$ 6,673

[1]	Eliminates in consolidation.